Long-term debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following at year-end:

	2022	2021
2029 Notes	$337,200	$—
2027 Notes	381,265	535,986
2023 Notes	18,224	201,763
Finance lease obligations	5,032	6,139
Other long-term borrowings	—	7,509
Subtotal	741,721	751,397
Discount on 2029 Notes	(4,833)	—
Discount on 2027 Notes	(3,414)	(5,960)
Discount on 2023 Notes	(26)	(687)
Premium on 2029 Notes	461	—
Premium on 2027 Notes	1,506	2,613
Premium on 2023 Notes	9	254
Deferred financing costs	(4,720)	(3,659)
Total	730,704	743,958
Current portion of long-term debt	19,033	4,741
Long-term debt, excluding current portion	$711,671	$739,217

2029, 2027 and 2023 Notes

The following table presents additional information related to the 2029, 2027 and 2023 Notes (the “Notes”):

			Principal as of December 31,
	Annual interest rate	Currency	2022	2021	Maturity
2029 Notes	6.125%	USD	$337,200	$—	May 27, 2029
2027 Notes	5.875%	USD	381,265	535,986	April 4, 2027
2023 Notes	6.625%	USD	18,224	201,763	September 27, 2023

The following table presents additional information for the fiscal years ended December 31, 2022, 2021 and 2020:

	Interest Expense (i)			DFC Amortization (i)			Amortization of Premium/Discount, net (i)
	2022	2021	2020	2022	2021	2020	2022	2021	2020
2029 Notes	$14,299	$—	$—	$342	$—	$—	$715	$—	$—
2027 Notes	25,538	32,175	20,269	759	758	402	785	805	133
2023 Notes	6,230	13,768	20,882	297	224	294	388	287	371
(i)These charges are included within “Net interest expense and other financing results” in the consolidated statements of income (loss).
2029, 2027 and 2023 Notes (continued)

On September 27, 2013, the Company issued senior notes for an aggregate principal amount of $473.8 million, which are due in 2023 (the “2023 Notes”). Periodic payments of principal are not required and interest is paid semi-annually commencing on March 27, 2014. The Company capitalized as deferred financing costs (“DFC”) $3,313 of financing costs related to the issuance of 2023 Notes, which are being amortized over the life of the notes.

The following table summarizes the activity of 2023 Notes as of December 31, 2022:

Transaction	Date	Principal Amount	Average Price	Early Redemption Price	Total payment (i)
Issuance	September 27, 2013	$473,767	—	—	$—
Cash Tender	June 28, 2016	$(80,000)	98.00%	101.00%	$(80,800)
Cash Tender	April 12, 2017	$(45,698)	104.00%	107.00%	$(48,885)
Exchange 2023 Notes for additional issuance 2027 Notes	October 13, 2020	$(131,476)	100.50%	105.50%	$(138,474)
Open market repurchases	During 2021	$(14,830)	109.45%	—	$(16,231)
Cash Tender	April 22, 2022	$(59,239)	105.36%	—	$(62,414)
Optional redemption (ii)	June 10, 2022	$(123,000)	104.58%	—	$(128,636)
Open market repurchases	July 5, 2022	$(1,300)	102.30%	—	$(1,330)
Principal amount of 2023 Notes as of December 31, 2022:		$18,224

(i) Not including accrued and unpaid interest
(ii) Redemption price established in accordance with the requirements of the indenture governing the 2023 Notes

The results related to the aforementioned transactions and the accelerated amortization of the related DFC were recognized as interest expense and other financing results within the consolidated statement of income (loss).

On April 2017, the Company issued senior notes for an aggregate principal amount of $265 million, which are due in 2027 (the “2027 Notes”). The proceeds from this issuance of the 2027 Notes were used to repay certain loans (the “Secured Loan Agreement”) signed by the Company’s Brazilian subsidiary, unwind the related derivative instruments, pay the principal and premium on the 2023 Notes (in connection with the aforementioned second tender offer) and for general purposes. In addition, on September 11, 2020, the Company issued additional 2027 Notes for an aggregate principal amount of $150 million at a price of 102.250%. The proceeds from the second issuance were used mainly to repay short-term indebtedness which had been drawn during 2020 in order to maintain liquidity affected by the effects of COVID-19. Periodic payments of principal are not required, and interest is paid semi-annually commencing on October 4, 2017. The Company capitalized as DFC $3,001 of financing costs related to the first issuance of 2027 Notes and $2,000 related to the second issuance, which are being amortized over the life of the notes.
2029, 2027 and 2023 Notes (continued)

The following table summarizes the activity of 2027 Notes as of December 31, 2022:

Transaction	Date	Principal Amount	Average Price	Early Redemption Price	Total payment (i)
Issuance	April 4, 2017	$265,000	—	—	$—
Additional issuance	September 11, 2020	$150,000	—	—	$—
Additional issuance of 2027 Notes related to 2023 exchange	October 13, 2020	$138,354	—	—	$—
Open market repurchases	During 2021	$(17,368)	105.74%	—	$(18,364)
Cash Tender	May 13, 2022	$(150,000)	99.94%	103.00%	$(154,407)
Open market repurchases	During 2022	$(4,721)	98.01%	—	$(4,627)
Principal amount of 2027 Notes as of December 31, 2022:		$381,265

(i) Not including accrued and unpaid interest

The results related to the aforementioned transactions and the accelerated amortization of the related DFC were recognized as interest expense and other financial results within the consolidated statement of income (loss).

On April, 2022, the Company’s subsidiary ADBV issued sustainability-linked Senior Notes for an aggregate principal amount of $350 million which matures in 2029 (the “2029 Notes”). Interests on the notes are accrued at a rate of 6.125% per annum from April 27, 2022 and, from and including May 27, 2026, the interest rate payable on the 2029 Notes may increase to 6.250% per annum or 6.375% per annum if either or both Sustainability Performance Targets (SPT), respectively, have not been satisfied by December 31, 2025. The SPT to be satisfied are:

(i) Reductions of greenhouse gas emissions by 15% in restaurants and offices.
(ii) Reductions of greenhouse gas emissions by 10% in supply chain.

Periodic payments of principal are not required and interest is paid semi-annually commencing on November 27, 2022. The 2029 Notes are guaranteed on a senior unsecured basis by the Company and certain of its subsidiaries. The proceeds from 2029 Notes were mainly used by the Company to fund the tender offers for 2023 and 2027 Notes and the redemption for 2023 Notes launched during 2022 previously mentioned. The Company capitalized as DFC $2,651 of financing costs related to the issuance of 2029 Notes, which are being amortized over the life of the notes.
2029, 2027 and 2023 Notes (continued)

The following table summarizes the activity of 2029 Notes as of December 31, 2022:

Transaction	Date	Principal Amount	Average Price	Total payment (i)
Issuance	April 27, 2022	$350,000	—	$—
Open market repurchases	During 2022	$(12,800)	93.87%	$(12,015)
Principal amount of 2029 Notes as of December 31, 2022:		$337,200

(i) Not including accrued and unpaid interest

The Notes are redeemable, in whole or in part, at the option of the Company at any time at the applicable redemption price set forth in the indenture governing them. The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. The Notes and guarantees (i) are senior unsecured obligations and rank equal in right of payment with all of the Company’s and guarantors’ existing and future senior unsecured indebtedness; (ii) will be effectively junior to all of the Company’s and guarantors’ existing and future secured indebtedness to the extent of the value of the Company’s assets securing that indebtedness; and (iii) are structurally subordinated to all obligations of the Company’s subsidiaries that are not guarantors.

The indenture governing the Notes limits the Company’s and its subsidiaries’ ability to, among other things, (i) create certain liens; (ii) enter into sale and lease-back transactions; and (iii) consolidate, merge or transfer assets. In addition, the indenture governing the 2027 and 2029 Notes, limits the Company’s and its subsidiaries’ ability to: incur in additional indebtedness and make certain restricted payments, including dividends. These covenants are subject to important qualifications and exceptions. The indenture governing the Notes also provides for events of default, which, if any of them occur, would permit or require the principal, premium, if any, and interest on all of the then-outstanding Notes to be due and payable immediately.

The 2023 and 2029 Notes are listed on the Luxembourg Stock Exchange and trade on the Euro MTF Market.
Other required disclosure

At December 31, 2022, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2023	$19,061	$44,574	$63,635
2024	875	43,338	44,213
2025	685	43,304	43,989
2026	128	43,293	43,421
2027	381,393	32,092	413,485
Thereafter	339,579	31,905	371,484
Total payments	741,721	238,506	980,227
Interest	—	(238,506)	(238,506)
Discount on 2029 Notes	(4,833)	—	(4,833)
Discount on 2027 Notes	(3,414)	—	(3,414)
Discount on 2023 Notes	(26)	—	(26)
Premium on 2029 Notes	461	—	461
Premium on 2027 Notes	1,506	—	1,506
Premium on 2023 Notes	9	—	9
Deferred financing cost	(4,720)	—	(4,720)
Long-term debt	$730,704	$—	$730,704